Federated Hermes International Strategic Value Dividend Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)
CLASS R6 SHARES (TICKER IVFLX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2024
1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 15 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	IS	R6
Management Fee[1]	0.74%	0.74%	0.74%	0.74%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.51%	0.49%	0.26%	0.17%
Total Annual Fund Operating Expenses[1]	1.25%	1.98%	1.00%	0.91%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.14)%	(0.03)%	(0.14)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	1.95%	0.86%	0.85%

1
 The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective August 1, 2024.
2
 The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2024, total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 1.94%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) Feburary 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$670	$925	$1,199	$1,978
Expenses assuming no redemption	$670	$925	$1,199	$1,978
C:
Expenses assuming redemption	$301	$621	$1,068	$2,118
Expenses assuming no redemption	$201	$621	$1,068	$2,118
IS:
Expenses assuming redemption	$102	$318	$552	$1,225
Expenses assuming no redemption	$102	$318	$552	$1,225
R6:
Expenses assuming redemption	$93	$290	$504	$1,120
Expenses assuming no redemption	$93	$290	$504	$1,120
2. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:
“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.74% of the Fund’s average daily net assets.”
3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:
FEDERATED HERMES INTERNATIONAL STRATEGIC VALUE DIVIDEND FUND – A CLASS
ANNUAL EXPENSE RATIO: 1.25%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$670.34	$9,804.38
2	$9,804.38	$490.22	$10,294.60	$124.85	$10,172.04
3	$10,172.04	$508.60	$10,680.64	$129.53	$10,553.49
4	$10,553.49	$527.67	$11,081.16	$134.39	$10,949.25
5	$10,949.25	$547.46	$11,496.71	$139.43	$11,359.85
6	$11,359.85	$567.99	$11,927.84	$144.66	$11,785.84
7	$11,785.84	$589.29	$12,375.13	$150.09	$12,227.81
8	$12,227.81	$611.39	$12,839.20	$155.71	$12,686.35
9	$12,686.35	$634.32	$13,320.67	$161.55	$13,162.09
10	$13,162.09	$658.10	$13,820.19	$167.61	$13,655.67
Cumulative		$5,607.54		$1,978.16

FEDERATED HERMES INTERNATIONAL STRATEGIC VALUE DIVIDEND FUND – C CLASS
ANNUAL EXPENSE RATIO: 1.98%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$200.99	$10,302.00
2	$10,302.00	$515.10	$10,817.10	$207.06	$10,613.12
3	$10,613.12	$530.66	$11,143.78	$213.31	$10,933.64
4	$10,933.64	$546.68	$11,480.32	$219.76	$11,263.84
5	$11,263.84	$563.19	$11,827.03	$226.39	$11,604.01
6	$11,604.01	$580.20	$12,184.21	$233.23	$11,954.45
7	$11,954.45	$597.72	$12,552.17	$240.27	$12,315.47
8	$12,315.47	$615.77	$12,931.24	$247.53	$12,687.40
Converts from Class C to Class A				Annual Expense Ratio: 1.25%
9	$12,687.40	$634.37	$13,321.77	$161.57	$13,163.18
10	$13,163.18	$658.16	$13,821.34	$167.62	$13,656.80
Cumulative		$5,741.85		$2,117.73

FEDERATED HERMES INTERNATIONAL STRATEGIC VALUE DIVIDEND FUND – IS CLASS
ANNUAL EXPENSE RATIO: 1.00%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$102.00	$10,400.00
2	$10,400.00	$520.00	$10,920.00	$106.08	$10,816.00
3	$10,816.00	$540.80	$11,356.80	$110.32	$11,248.64
4	$11,248.64	$562.43	$11,811.07	$114.74	$11,698.59
5	$11,698.59	$584.93	$12,283.52	$119.33	$12,166.53
6	$12,166.53	$608.33	$12,774.86	$124.10	$12,653.19
7	$12,653.19	$632.66	$13,285.85	$129.06	$13,159.32
8	$13,159.32	$657.97	$13,817.29	$134.23	$13,685.69
9	$13,685.69	$684.28	$14,369.97	$139.59	$14,233.12
10	$14,233.12	$711.66	$14,944.78	$145.18	$14,802.44
Cumulative		$6,003.06		$1,224.63

FEDERATED HERMES INTERNATIONAL STRATEGIC VALUE DIVIDEND FUND – R6 CLASS
ANNUAL EXPENSE RATIO: 0.91%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$92.86	$10,409.00
2	$10,409.00	$520.45	$10,929.45	$96.66	$10,834.73
3	$10,834.73	$541.74	$11,376.47	$100.61	$11,277.87
4	$11,277.87	$563.89	$11,841.76	$104.73	$11,739.13
5	$11,739.13	$586.96	$12,326.09	$109.01	$12,219.26
6	$12,219.26	$610.96	$12,830.22	$113.47	$12,719.03
7	$12,719.03	$635.95	$13,354.98	$118.11	$13,239.24
8	$13,239.24	$661.96	$13,901.20	$122.94	$13,780.72
9	$13,780.72	$689.04	$14,469.76	$127.97	$14,344.35
10	$14,344.35	$717.22	$15,061.57	$133.20	$14,931.03
Cumulative		$6,028.17		$1,119.56
July 24, 2024

Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456825 (7/24)
© 2024 Federated Hermes, Inc.

Federated Hermes International Strategic Value Dividend Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)
CLASS R6 SHARES (TICKER IVFLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED January 31, 2024
1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 15 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	IS	R6
Management Fee[1]	0.74%	0.74%	0.74%	0.74%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.51%	0.49%	0.26%	0.17%
Total Annual Fund Operating Expenses[1]	1.25%	1.98%	1.00%	0.91%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.14)%	(0.03)%	(0.14)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	1.95%	0.86%	0.85%
1
 The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective August 1, 2024.
2
 The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2024, total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 1.94%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) Feburary 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$670	$925	$1,199	$1,978
Expenses assuming no redemption	$670	$925	$1,199	$1,978
C:
Expenses assuming redemption	$301	$621	$1,068	$2,118
Expenses assuming no redemption	$201	$621	$1,068	$2,118
IS:
Expenses assuming redemption	$102	$318	$552	$1,225
Expenses assuming no redemption	$102	$318	$552	$1,225
R6:
Expenses assuming redemption	$93	$290	$504	$1,120
Expenses assuming no redemption	$93	$290	$504	$1,120
July 24, 2024

Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456824 (7/24)
© 2024 Federated Hermes, Inc.